Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Banking and Thrift [Abstract]
Time Deposits by Maturity [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥31,655,230	¥23,574,644
Due after one year through two years	4,522,580	722,461
Due after two years through three years	2,430,995	275,303
Due after three years through four years	546,578	112,962
Due after four years through five years	654,135	17,950
Due after five years	799,180	32,726

Total	¥40,608,698	¥24,736,046